Other Financial Assets - Disclosure of Time Deposits With Original Maturities of More Than Three Months [Table Text Block] (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Time deposits with original maturities of more than three months	$ 28,511	$ 110,500
Restricted demand deposits	1,011	997
Restricted time deposits	222	1,525
Current	28,732	111,838
Non-current	1,012	1,184
Other financial assets	$ 29,744	$ 113,022